Accounting Changes	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors
NOTE 4. ACCOUNTING CHANGES
A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2022 and earlier application is permitted; however, PEMEX has not early adopted any of the forthcoming new or amended standards in preparing these unaudited condensed consolidated interim financial statements.